Financial Income and Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial Income
Interest income	$ 726	$ 5,318	$ 4,784
Total financial income	726	5,318	4,784
Financial costs
Amortization and write-off of deferred loan/bond issuance costs/premium	22,876	14,154	12,593
Interest expense on loans	93,860	122,819	111,600
Interest expense on bonds and realized loss on CCS	35,891	34,607	30,029
Lease charge	9,921	10,506	10,520
Loss arising on bond repurchases at a premium (Note 13)	1,937	2,119
Other financial costs, net	796	6,276	1,885
Total financial costs	$ 165,281	$ 190,481	$ 166,627